Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under operating leases
Years ending September 30,	Amount
2021	$138,870
2022	96,784
2023	80,429
2024	61,859
2025 and thereafter	51,550
$429,492